NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Weighted number of shares	39,372,417	37,705,678
Loss attributable to equity holders of the Company	$ 5,000	$ 3,134
Weighted number of shares	1,627,955	1,356,991
Effect of potential dilutive ordinary shares		$ (303)
Weighted number of shares	41,000,372	39,062,669
Loss attributable to equity holders of the Company	$ 5,000	$ 2,831